Accounts Payable and Accrued Expenses (Tables) 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consisted of the following:

	March 31, 2026	December 31, 2025
Legal fees	$2,663,472	$124,920
Medical and scientific fees	2,039,642	—
Games related costs	1,440,377	—
Professional fees and other than legal	1,392,473	999,599
Salaries, wages and bonuses	469,483	1,394,955
Other accrued expenses	323,772	472,050

Total accounts payable and accrued expenses	$8,329,219	$2,991,524

Accrued expenses
consisted
of
the following:

	December 31, 2025	December 31, 2024
Salaries, wages and bonuses	$1,394,955	$975,835
Legal fees	124,920	529,745
Professional fees other than legal	999,599	116,319
Other accrued expenses	472,050	54,521
Professional fees—related party	—	224,756

Total accounts payable and accrued expenses	$2,991,524	$1,901,176